Components of Accumulated Other Comprehensive Income (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of accumulated other comprehensive income (loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (23)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	0	$ 1	$ 1
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(7)	(13)	12
Other comprehensive income (loss), net of tax	(7)	(12)	13
Accumulated Other Comprehensive Income (Loss), Net of Tax	(30)	(23)
AOCI [Member]
Schedule of accumulated other comprehensive income (loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(3)	(4)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(20)	(7)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(23)	(11)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	0	1
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(7)	(13)
Other comprehensive income (loss), net of tax	(7)	(12)	13
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(3)	(3)	(4)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(27)	(20)	(7)
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (30)	$ (23)	$ (11)